AST BOND PORTFOLIO 2030
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investment — 93.7%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $56,812,105)	5,690,212	$53,203,479
Short-Term Investment — 4.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,806,181)	2,806,181	2,806,181

TOTAL INVESTMENTS—98.6% (cost $59,618,286)(wd)		56,009,660

Other assets in excess of liabilities(z) — 1.4%		776,765

Net Assets — 100.0%		$56,786,425

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
366	10 Year U.S. Treasury Notes	Dec. 2022	$41,014,875	$(1,928,604)
192	10 Year U.S. Ultra Treasury Notes	Dec. 2022	22,749,001	(1,427,193)
				(3,355,797)
Short Positions:
64	2 Year U.S. Treasury Notes	Dec. 2022	13,145,000	218,214
261	5 Year U.S. Treasury Notes	Dec. 2022	28,059,538	957,754
58	20 Year U.S. Treasury Bonds	Dec. 2022	7,331,563	585,154
37	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	5,069,000	467,385
				2,228,507
				$(1,127,290)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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